Acquisitions - Estimated amortization expense (Details) - Preliminary Fair Value - USD ($)			12 Months Ended
	Oct. 03, 2019	Aug. 02, 2019	Jul. 31, 2019
Total	$ 811,000	$ 1,112,600	$ 2,277,000
Developed Software/Technology [Member]
Total	$ 131,000		$ 397,000
Average Estimated Life	5 years		5 years
Referral Base [Member]
Total	$ 0		$ 10,000
Average Estimated Life	15 years		15 years
Noncompete Agreements [Member]
Total	$ 680,000	$ 356,700	$ 1,870,000
Average Estimated Life	3 years	3 years	3 years
Tradename / Trademarks [Member]
Total		$ 103,000
Average Estimated Life		15 years
IP/Technology [Member]
Total		$ 41,500
Average Estimated Life		5 years
Business Contracts [Member]
Total		$ 346,800
Average Estimated Life		15 years
Customer Base [Member]
Total		$ 274,600
Average Estimated Life		10 years